Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

May 25, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to make amaterial change of the name of the Sound Equity Income ETF (the "Fund”), a series of the Trust, to the “Sound Equity Dividend Income ETF,” and to reflect a corresponding clarifying revision to the series’ 80% names-rule policy, is Post-Effective Amendment No. 179 and Amendment No. 180 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Trust is requesting selective review of this Amendment because, except as set forth below, no other material changes are being made in the filing. The Fund’s prospectus and SAI were reviewed by the Commission in connection with Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed pursuant to Rule 485(a)(2) on October 15, 2020 (Accession No. 0000894189-20-008349) (the “Prior Amendment”). Other than as noted below, the disclosure in the prospectus and SAI is substantially the same as that included in the Prior Amendment, except with respect to changes made to the Prior Amendment in response to Commission comments and other non-material updates. The Trust requests review of only those portions of the Amendment which have been updated in connection with the change in the Fund’s name. The Amendment makes the following changes to the disclosure in the Fund’s Prospectus and SAI in connection with the change in the Fund’s name:

1)	The Fund’s name is updated to “Sound Equity Dividend Income ETF” throughout the Amendment;

2)	The second to last paragraph under the heading “Principal Investment Strategies” for the Fund has been revised to indicate that under normal circumstances the Fund will invest at least 80% of its net assets in “dividend paying” equity securities; and

3)	The second paragraph under “Additional Information About the Funds – Change in Investment Policy” has been revised to reflect the change in the Fund’s 80% policy.

Although the Amendment includes additional series of the Trust besides the Fund, no changes are being made to the name, principal investment strategies or principal risks for any other series. If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC